Document And Entity Information	12 Months Ended
Mar. 31, 2021 shares
Document Information Line Items
Entity Registrant Name	HIGHWAY HOLDINGS LTD
Document Type	20-F
Current Fiscal Year End Date	--03-31
Entity Common Stock, Shares Outstanding	4,026,825
Amendment Flag	false
Entity Central Index Key	0001026785
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Non-accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Mar. 31, 2021
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Entity Emerging Growth Company	false
Entity Shell Company	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38490
Entity Incorporation, State or Country Code	D8
Entity Interactive Data Current	Yes